KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
75 State Street
Boston, MA  02109
Tel.:  (617) 261-3163
Fax.:  (617) 261-3175


April 8, 2005

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund Registration Statement on Form N-2 (333-___; 811- 21745)

Ladies and Gentlemen:

     Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") is a registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share (the "Registration Statement"). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

     The Fund is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $117.70 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

     The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

     The Fund is substantially similar to a fund currently in registration and in this regard, the disclosure in the Registration Statement regarding the Fund is substantially similar to that contained in the Form N-2 registration statement filed on behalf of Eaton Vance Tax-Managed Buy-Write Income Fund

Securities and Exchange Commission
Page 2


(333-120666; 811-21676), pre-effective amendment No. 1 filed March 23, 2005. The Fund's investment objectives are identical to Eaton Vance Tax-Managed Buy-Write Income Fund, however the Fund's investment strategy differs in that its investment program will consist of (1) owning a diversified portfolio of common stocks, distinct segments of which seek to exceed the total return performance of certain broad-based indices (each such index is referred to as an "Index and each such portfolio segment as a "Segment""), and (2) selling on a continuous basis Index call options on substantially the full value of each Segment. Initially, the indices represented by the Segments will be the Standard & Poor's 500 Composite Stock Price Index ("S&P"), the Dow Jones EURO STOXX 50, the FTSE 100 and the Nikkei 225. Under normal market conditions, the Fund will invest at least 35% of its total assets in the securities of non-U.S. issuers. The Eaton Vance Tax-Managed Buy-Write Income Fund follows an index buy-write strategy based only upon the S&P 500 and is not required to invest in stocks of non-U.S. issuers although it may do so to a limited extent. Additional disclosure has been added to this Registration Statement to reflect the risks associated with such foreign investments.

     Except as stated above, the Registration Statement is substantially identical to the above registration statement. Thus, the staff may conclude that the entire Registration Statement needs only cursory (if any) review.

     The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a "red herring" prospectus during the month of May. The appropriate legends are included on the cover pages of the prospectus and SAI. The Fund requests selective review as discussed above and seeks comments, if any, on the Registration Statement as soon as possible. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

     Questions should be directed either to Clair Pagnano at (617) 261-3246 or to the undersigned at (617) 261-3163.



                                                    Sincerely,



                                                    /s/ Mark P. Goshko
                                                    ------------------
                                                    Mark P. Goshko